Basis of Preparation and Accounting Policies - Summary of Forth Revisions to the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment and intangible assets	$ 6,457,104	$ 5,764,711
Total non-current assets	6,904,146	6,223,726
Total assets	10,120,685	8,576,313
Shareholders' equity
Retained earnings	(5,288,833)	(5,422,822)
Equity attributable to shareholders of Viking Holdings Ltd	(222,729)	(5,273,207)
Total shareholders' equity	(218,977)	(5,269,483)	$ (3,421,526)	$ (3,828,925)
Total shareholders' equity and liabilities	$ 10,120,685	8,576,313
As Reported
Non-current assets
Property, plant and equipment and intangible assets		5,684,315
Total non-current assets		6,143,330
Total assets		8,495,917
Shareholders' equity
Retained earnings		(5,503,218)
Equity attributable to shareholders of Viking Holdings Ltd		(5,353,603)
Total shareholders' equity		(5,349,879)	(3,493,417)	(3,884,660)
Total shareholders' equity and liabilities		8,495,917
Adjustment
Non-current assets
Property, plant and equipment and intangible assets		80,396
Total non-current assets		80,396
Total assets		80,396
Shareholders' equity
Retained earnings		80,396
Equity attributable to shareholders of Viking Holdings Ltd		80,396
Total shareholders' equity		80,396	$ 71,891	$ 55,735
Total shareholders' equity and liabilities		$ 80,396